Trade and other receivables - Summary of movements in loss allowance (Details) - Trade receivables - Loss allowance - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
At start of year	£ 122	£ 119
Charge for the year	15	17
Trade receivables written off	(40)	(13)
Exchange translation differences	(1)	(1)
At end of year	£ 96	£ 122